Financial commitments and contingent liabilities - Future Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial commitments and contingent liabilities
2022	$ 2,450
2023	2,181
2024	2,090
2025	1,735
2026	2,188
Thereafter	4,393
Total lease payments	15,037
Less: interest	(3,141)
Total lease liability	$ 11,896	$ 13,520	$ 19,389